Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

A shareholder, CorLyst, LLC, reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred, which are recognized as a reduction of our general and administrative operating expenses being reimbursed in our condensed consolidated statement of operations. We did not receive reimbursements during the three months ended March 31, 2020. Amounts due from CorLyst at March 31, 2020 and December 31, 2019 were $23,452 and $0, respectively.

At March 31, 2020, we also had approximately $4,500 due from employees for health insurance contributions. We did not have comparable a similar receivable at December 31, 2019.

Note 13 – Related Party Transactions

A shareholder, CorLyst, LLC, reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred, which are recognized as a reduction of our general and administrative operating expenses in our consolidated statements of operations. Reimbursable expenses from CorLyst totaled $103,047 and $107,402 for rent and other costs during the years ended December 31, 2019 and 2018, respectively. Amounts due from related parties at December 31, 2019 and 2018 were $0 and $21,583, respectively.

As described further in Note 7, we also entered into two separate Line of Credit Agreements with CorLyst, LLC and DKBK Enterprises, LLC, both related parties, on September 20, 2019.